Earnings per share ("EPS") (Tables)	12 Months Ended
Dec. 31, 2012
Earnings Per Share (EPS) [Abstract]
Basic EPS Class A Common Shares

	Years Ended December 31,
Numerators	2010	2011	2012
Net income / (loss)	$22,895,280	($283,498,759)	($17,557,125)
Less: Net (income) / loss attributable to non-vested share awards	(849,650)	7,644,949	444,326
Net income / (loss) attributable to common shareholders	$22,045,630	($275,853,810)	($17,112,799)

Denominators
Weighted average common shares outstanding, basic and diluted	4,981,272	5,793,792	6,035,910

Net income / (loss) per common share, basic and diluted:	$4.43	($47.61)	($2.84)